STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.8%
Australia - 5.2%
Ansell	98,172		2,702,060
Beach Energy	1,035,427		1,045,445
Charter Hall Retail REIT	505,192		1,146,804
Cromwell Property Group	3,236,415		2,052,775
Evolution Mining	1,503,768		6,351,012
IOOF Holdings	1,242,276		4,043,101
Shopping Centres Australasia Property Group	906,181		1,397,678
Western Areas	1,732,556		2,993,687
			21,732,562
Austria - 1.6%
BAWAG Group	133,751	[a,b]	4,914,159
Wienerberger	76,748		1,755,900
			6,670,059
Belgium - .3%
Euronav	134,927		1,303,064
Canada - 3.9%
Aecon Group	216,817		2,275,895
Air Canada	84,271	[b]	950,640
BRP	62,036		2,778,872
Cogeco Communications	35,915		2,737,632
Gibson Energy	104,854		1,726,887
Lundin Mining	510,524		2,858,584
Parex Resources	232,656	[b]	2,813,862
			16,142,372
Czech Republic - 1.6%
Avast	894,389	[a]	6,755,186
Denmark - 1.9%
GN Store Nord	37,866		2,322,739
Pandora	51,507		3,284,676
Scandinavian Tobacco Group	154,686	[a]	2,279,399
			7,886,814
Finland - 1.0%
TietoEVRY	84,048		2,473,427
Valmet	65,496		1,838,995
			4,312,422
France - 8.7%
Covivio	40,818		2,948,193
Edenred	85,252		4,247,368

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
France - 8.7% (continued)
Eiffage	69,587	[b]	6,099,324
Klepierre	164,062		2,837,065
Korian	54,292	[b]	2,230,169
Maisons du Monde	118,185	[a,b]	1,794,882
Nexity	89,236		3,044,753
Plastic Omnium	64,386		1,302,124
Teleperformance	27,447		8,032,547
Ubisoft Entertainment	38,913	[b]	3,253,818
			35,790,243
Georgia - .3%
Bank of Georgia Group	140,284	[b]	1,433,806
Germany - 4.2%
DWS Group GmbH & Co.	79,963	[a]	3,010,607
Hornbach Holding & Co.	15,220		1,465,020
Rheinmetall	37,200		3,523,940
Stroeer SE & Co.	89,890	[b]	6,147,784
Talanx	94,093		3,433,846
			17,581,197
Ireland - 2.9%
Greencore Group	750,528	[b]	1,261,475
ICON	30,962	[b]	5,742,213
UDG Healthcare	516,904	[b]	4,843,698
			11,847,386
Isle Of Man - 1.0%
GVC Holdings	455,477	[b]	3,992,898
Italy - 4.8%
ANIMA Holding	791,483	[a]	3,573,870
Buzzi Unicem	131,089		2,988,175
Iren	511,413		1,291,314
Italgas	971,614		6,249,254
Unipol Gruppo	1,332,607	[b]	5,588,240
			19,690,853
Japan - 25.0%
Adastria	80,900		1,120,418
Anritsu	264,300		6,320,179
Azbil	85,700		2,863,101
DTS	201,800		3,880,080
FCC	154,500		2,398,564
GLP J-REIT	2,778		4,635,582
Hanwa	87,200		1,548,929
Internet Initiative Japan	172,800		6,153,731
Invincible Investment	8,332		1,935,408
Itochu Techno-Solutions	79,400		3,214,450
Japan Aviation Electronics Industry	174,600		2,211,123

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Japan - 25.0% (continued)
Japan Hotel REIT Investment	6,638		2,428,558
Jeol	87,200		2,431,089
Kamigumi	79,400		1,452,232
Kanamoto	164,100		3,324,521
Kenedix Retail REIT	1,223		2,129,640
K's Holdings	162,000		2,085,265
Kyoei Steel	98,300		1,166,385
Matsumotokiyoshi Holdings	168,200		5,609,869
NICHIAS	179,100		3,890,176
Nichirei	130,100		3,685,690
PALTAC	95,100		5,173,975
Rengo	404,700		3,056,817
Rohto Pharmaceutical	149,800		4,627,504
Sanwa Holdings	438,900		3,759,036
Sawai Pharmaceutical	42,800		2,028,877
Seino Holdings	290,300		3,585,189
Tamron	80,900		1,291,791
TechnoPro Holdings	55,500		2,869,169
TIS	135,000		2,918,034
Tomy	200,000		1,500,958
Toyoda Gosei	115,800		2,261,062
Yamato Kogyo	96,500		1,973,212
Zeon	393,400		3,792,159
			103,322,773
Jersey - .9%
Centamin	1,346,448		3,594,565
Jordan - .4%
Hikma Pharmaceuticals	53,149		1,498,940
Luxembourg - 1.7%
Aperam	57,847		1,651,103
Eurofins Scientific	8,038	[b]	5,244,647
			6,895,750
Netherlands - 4.2%
Arcadis	87,826	[b]	1,804,731
ASM International	46,573		7,073,647
Signify	231,301	[a,b]	6,909,456
TKH Group	42,421		1,668,483
			17,456,317
Norway - .5%
Leroy Seafood Group	350,888		2,043,137
Portugal - .3%
NOS	275,124		1,218,620
Singapore - 1.8%
AEM Holdings	1,452,000		3,736,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Singapore - 1.8% (continued)
BW LPG	286,851	[a]	1,186,395
IGG	2,572,000		2,524,637
			7,447,690
South Korea - 2.8%
CJ ENM	10,157		982,919
Daelim Industrial	34,407		2,425,611
Dentium	35,454	[b]	1,221,374
DGB Financial Group	261,062		1,130,436
DoubleUGames	21,743		1,386,043
Hyundai Wia	51,785		1,655,113
KEPCO Plant Service & Engineering	72,208		1,788,109
Posco International	84,303		982,878
			11,572,483
Spain - 1.9%
Almirall	259,690		2,889,178
Euskaltel	512,846	[a]	4,843,463
			7,732,641
Sweden - 2.8%
Betsson	163,684	[b]	1,231,971
Getinge, Cl. B	121,723		2,919,289
Inwido	172,493	[b]	1,600,760
NCC, Cl. B	73,161		1,272,196
Samhallsbyggnadsbolaget i Norden	615,823		1,674,192
Swedish Orphan Biovitrum	143,573	[b]	3,010,632
			11,709,040
Switzerland - 6.1%
ALSO Holding	7,078	[b]	1,848,373
BKW	29,962		2,892,153
Galenica	43,438	[a]	3,236,517
Landis+Gyr Group	45,129	[b]	2,773,878
Logitech International	44,913		3,273,007
Sulzer	17,521		1,447,768
Swissquote Group Holding	69,161		6,437,649
VAT Group	16,806	[a]	3,206,443
			25,115,788
United Kingdom - 9.7%
Aggreko	273,599		1,387,592
Britvic	614,954		6,446,287
Cairn Energy	2,619,506	[b]	4,098,732
Dialog Semiconductor	94,310	[b]	4,329,793
Halma	114,502		3,279,396
IG Group Holdings	187,584		1,807,661
Man Group	1,778,515		2,900,937
NewRiver REIT	1,727,305		1,388,135

Description		Shares		Value ($)
Common Stocks - 95.8% (continued)
United Kingdom - 9.7% (continued)
Pagegroup		692,191	[b]	3,188,680
Severn Trent		217,132		6,988,259
Tate & Lyle		284,455		2,427,060
Vistry Group		207,347	[b]	1,677,975
				39,920,507
United States - .3%
Nexteer Automotive Group		1,984,000		1,259,574
Total Common Stocks (cost $388,784,498)				395,926,687

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI EAFE Small-Cap ETF (cost $1,291,699)		24,098		1,326,836
	Preferred Dividend Yield (%)
Preferred Stocks - 1.8%
Germany - 1.8%
Sartorius	0.10	10,442		4,006,709
Schaeffler	7.59	458,295		3,395,554
Total Preferred Stocks (cost $6,660,170)				7,402,263
	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,418,720)	0.26	6,418,720	[c]	6,418,720
Total Investments (cost $403,155,087)		99.5%		411,074,506
Cash and Receivables (Net)		.5%		2,121,108
Net Assets		100.0%		413,195,614

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $41,710,377 or 10.09% of net assets.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	21,884,585	374,042,102	††	-	395,926,687
Equity Securities - Preferred Stocks	-	7,402,263	††	-	7,402,263
Exchange-Traded Funds	1,326,836	-		-	1,326,836
Investment Companies	6,418,720	-		-	6,418,720
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(9,307)		-	(9,307)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Small Cap Fund

July 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Citigroup
Hong Kong Dollar	408,006	United States Dollar	52,644	8/3/2020	-
J.P. Morgan Securities
Australian Dollar	346,823	United States Dollar	248,887	8/4/2020	(1,095)
Japanese Yen	121,177,682	United States Dollar	1,152,283	8/3/2020	(7,495)
UBS Securities
Norwegian Krone	404,616	United States Dollar	44,648	8/3/2020	(193)
Singapore Dollar	69,504	United States Dollar	50,650	8/4/2020	(65)
Danish Krone	521,522	United States Dollar	82,961	8/3/2020	(459)
Gross Unrealized Depreciation					(9,307)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on

NOTES

interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2020, accumulated net unrealized appreciation on investments was $7,919,419, consisting of $61,907,377 gross unrealized appreciation and $53,987,958 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.